PGIM Real Estate Income Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	108 Months Ended		120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	15.14%	[2]	14.82%
Custom Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.82%	1.90%	3.11%	[2]	3.14%
A
Prospectus [Line Items]
Average Annual Return, Percent			(2.21%)	4.52%			4.93%
C
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	4.94%			4.75%
Z
Prospectus [Line Items]
Average Annual Return, Percent			3.72%	5.98%			5.82%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	2.39%			2.90%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.07%	3.17%			3.28%
R6
Prospectus [Line Items]
Average Annual Return, Percent			3.74%	5.97%	5.49%
Performance Inception Date		Dec. 28, 2016

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.